Nature of Business and Significant Accounting Policies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Nature Of Business And Significant Accounting Policies Details
Common stock issued for services		$ 58,800	$ 70,621
Warrants issued for services, related parties		13,014	25,030	1,529,182
Warrants issued for services		17,066	14,739	319,986
Total stock based compensation		$ 88,880	$ 110,390	$ 1,849,168